SHARE CAPITAL (Details)				1 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 15, 2010 USD ($)	Sep. 30, 2013 Ordinary Shares [Member] USD ($)	Sep. 30, 2013 Ordinary Shares [Member] CNY	Dec. 15, 2010 Ordinary Shares [Member]	Jul. 26, 2010 Ordinary Shares [Member] USD ($)	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Class of Stock [Line Items]
New issued and outstanding shares during 2013 (in shares)				6,200,000	6,200,000	13,000,000		6,500,000
New issued and outstanding shares during 2013				$ 13,190	79,850
Price per share								$ 8.00
Proceeds from issuance of ordinary shares								52,000
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001				$ 1.00	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000				50,000
Ordinary shares, outstanding	65,137,912	58,937,912	58,937,912
Ordinary shares, issued	65,137,912	58,937,912
Deductible amount from land rights consideration				$ 12,389	75,000